Right-of-use assets - Summary of quantitative information about right-of-use assets (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 3,859,088	$ 2,836,575
Ending balance	27,009,760	3,859,088
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,467,810	2,836,575
Additions & modifications	24,487,915	1,612,133
Foreign Exchange on Translation		19,102
Ending balance	28,955,725	4,467,810
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(608,722)	0
Foreign Exchange on Translation		(7,988)
Depreciation expensed	(1,337,243)	(600,734)
Ending balance	(1,945,965)	(608,722)
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,761,848	2,783,313
Ending balance	26,927,777	3,761,848
Premises | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,354,001	2,783,313
Additions & modifications	24,467,955	1,550,957
Foreign Exchange on Translation		19,731
Ending balance	28,821,956	4,354,001
Premises | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(592,153)	0
Foreign Exchange on Translation		(7,810)
Depreciation expensed	(1,302,026)	(584,343)
Ending balance	(1,894,179)	(592,153)
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	97,240	53,262
Ending balance	81,983	97,240
Equipment | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	113,809	53,262
Additions & modifications	19,960	61,176
Foreign Exchange on Translation		(629)
Ending balance	133,769	113,809
Equipment | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(16,569)	0
Foreign Exchange on Translation		(178)
Depreciation expensed	(35,217)	(16,391)
Ending balance	$ (51,786)	$ (16,569)